Consolidated Statements of Operations And Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Related party revenues	$ 39,917	$ 26,749	$ 9,514
Related party cost of revenues	1,400	994	169
Related party transaction, research and development expenses from transactions with related party	$ 18,684	$ 19,058	$ 6,315